Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Revenues	Revenues are comprised of the following:
	2020	2021	2022
Time charter revenues	60,222	56,367	73,362
Time charter revenues from related parties (Note 5)	-	-	7,294
Total	60,222	56,367	80,656